Fair Value Measurement	12 Months Ended
Mar. 31, 2011
Fair Value Measurement
Fair Value Measurement

(9) Fair Value Measurement

Disclosure about the fair value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest's financial instruments at March 31, 2010 and 2011, except for cash and cash equivalents, short-term investments, trade receivables, other current assets, trade accounts payable, accrued expenses and other current liabilities for which fair value approximate their carrying amounts. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥4,643	4,643	¥5,608	5,608
Foreign exchange contracts	0	0	24	24
Financial liabilities:
Foreign exchange contracts	29	29	6	6

The carrying amounts of available-for-sale securities are included in the consolidated balance sheets under investment securities. The carrying amounts of foreign exchange contracts are included in other current assets and other current liabilities.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, short-term investments, trade receivables, other current assets, trade accounts payable, accrued expenses and other current liabilities: The carrying amounts approximate fair value because of the short maturity of these instruments.

Available-for-sale securities: The fair values of available-for-sale equity securities are based on quoted market prices at the reporting date for those investments. The fair values of available-for-sale debt securities are based on unobservable inputs as the market for the assets was not active at the measurement date.

Foreign exchange contracts: The fair value of foreign exchange contracts are estimated by obtaining quotes from financial institutions.

Fair Value Hierarchy

US GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally the inputs to valuation techniques used to measure fair value are prioritized into the following three levels:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly.

Level 3—Unobservable inputs for the asset or liability.

Assets / Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2010 and 2011, carrying amount of financial assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Available-for-sale equity securities	4,232	4,232	—	—
Available-for-sale debt securities	411	—	—	411
Foreign exchange contracts	0	—	0	—

Total assets measured at fair value	4,643	4,232	0	411

Financial Liabilities
Foreign exchange contracts	29	—	29	—

Total liabilities measured at fair value	29	—	29	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Available-for-sale equity securities	5,608	5,608	—	—
Foreign exchange contracts	24	—	24	—

Total assets measured at fair value	5,632	5,608	24	—

Financial Liabilities
Foreign exchange contracts	6	—	6	—

Total liabilities measured at fair value	6	—	6	—

The table does not include assets and liabilities which are measured at historical cost or any basis other than fair value. Advantest's financial assets and liabilities measured at fair value consist of available-for-sale debt and equity securities and foreign exchange contracts. Adjustments to fair value of available-for-sale debt and equity securities are recorded as an increase or decrease, net of tax, in accumulated other comprehensive income (loss) except where losses are considered to be other than temporary, in which case the losses are recorded in impairment losses on investment securities. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Changes in the Level 3 financial assets and liabilities measured on a recurring basis for the years ended March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010
	Debt Securities	Total
Balance at beginning of year	¥—	—
Purchases, issuances and settlements	411	411

Balance at end of year	¥411	411

	Yen (Millions)
	2011
	Debt Securities	Total
Balance at beginning of year	¥411	411
Other comprehensive income (loss)	(43)	(43)
Transfers out of Level 3	(368)	(368)

Balance at end of year	¥—	—

During the year ended March 31, 2011, debt securities that were redeemable at the option of Advantest were transferred out of Level 3 due to a conversion into non-marketable common stocks.

Assets / Liabilities Measured at Fair Value on a Nonrecurring Basis

As of March 31, 2010 and 2011, carrying amount of financial assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2010 and 2011, was as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2010
		Fair Value Measurements at March 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Non-marketable equity securities	117	—	—	117	(259)

Total gains (losses) for assets held as of March 31, 2010					(259)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2011
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Non-marketable equity securities	12	—	—	12	(86)

Total gains (losses) for assets held as of March 31, 2011					(86)

The fair value of non-marketable equity securities is based on quoted prices in markets that are not active at the reporting date, or present value of expected future cash flows for those investments.